Gold and Silver Sales (Tables)	12 Months Ended
Dec. 31, 2019
Gold and Silver Sales
Summary of the Company's gold and silver sales

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Year Ended December 31,
	2019		2018
		Ounces		Ounces
	Amount	Sold	Amount	Sold
Gold sales	$12,803	8,593	$178	145
Silver sales	906	52,036	2	124
Total gold and silver sales	$13,709		$180